EXHIBIT 99.7     CLAYTON WAIVED CONDITIONS SUMMARY

Client Name:
Client Project Name:	SEMT 2021-9
Start - End Dates:	8/2/2021 - 11/11/2021
Deal Loan Count:	319

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER110	Loan amount exceeds guideline maximum	2
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	4
Credit	Terms/Guidelines	CRDTER3262	Property issues indicated	1
Credit	Terms/Guidelines	CRDTER3490	Missing Patriot Act form	1
Credit	Credit/Mtg History	CRDCRMH122	Foreclosure history does not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH148	Credit report stale dated at closing	4
Credit	Credit/Mtg History	CRDCRMH149	Missing support docs for VOM/VOR (e.g. cancelled checks)	2
Credit	Credit/Mtg History	CRDCRMH150	Tradelines do not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	2
Credit	Credit/Mtg History	CRDCRMH2662	Number of mortgaged properties exceeds guideline limit	1
Credit	Credit/Mtg History	CRDCRMH279	Credit Score Less than 700	2
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	2
Credit	DTI	CRDDTI105	Debt Ratio Exception 5% or Less	1
Credit	DTI	CRDDTI187	Debt Ratio > 43%	1
Credit	LTV/CLTV	CRDLTV201	LTV > 80%	1
Credit	LTV/CLTV	CRDLTV203	CLTV > 80%	1
Credit	LTV/CLTV	CRDLTV3024	LTV Exceeds Guideline Requirement by less than 5%	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	2
Credit	Income/Employment	CRDINC126	Length of employment/self-employment does not meet guidelines	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	6
Credit	Income/Employment	CRDINC2340	Employment verification does not meet guidelines	3
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	2
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	11
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	4
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	1
Credit	Income/Employment	CRDINC890	Employment is Unsupported by Documentation in File	1
Credit	Assets	CRDAST115	Cash reserves do not meet guidelines	4
Credit	Assets	CRDAST205	Insufficient Funds to Close	1
Credit	Assets	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	2
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	5
Property Valuations	FEMA	PRVAFEMA858	Natural Disaster Area, no subsequent inspection (Individual & Public)	2
Property Valuations	Property	PRVAPROP2556	Acreage exceeds property eligibility guidelines	1
Compliance	Ability to Repay/Qualified Mortgage	CMPATRQM2908	TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; Residual income analysis does not meet client guidelines	1
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	10
Compliance	RESPA	CMPRESPA2700	RESPA - List of homeowners counseling organizations not provided w/in 3 days of application	5
Total				90

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